Share-based Compensation - Additional Information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Jul. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses | ¥					¥ 7,241
Weighted average period of unrecognized compensation cost		3 years 11 months 9 days
Number of vested and exercisable options (in shares)					40,410,000
Average exercise price (in USD per share) | $ / shares		$ 0.10
Options vested (in shares)			0
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (in years)	10 years
Vesting period (in years)	5 years
Vesting percentage	20.00%
Granted (in shares)		4,224,000	3,430,000	6,250,000
Weighted average grant date fair value of options granted | $ / shares		$ 1.71	$ 0.99	$ 0.75
2019 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized	141,083,452
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized						30,000,000
Granted (in shares)		0